Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended		12 Months Ended		22 Months Ended		24 Months Ended	34 Months Ended		36 Months Ended	46 Months Ended		48 Months Ended	58 Months Ended		60 Months Ended	70 Months Ended		72 Months Ended	82 Months Ended		84 Months Ended	94 Months Ended		96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Jan. 26, 2018	Jan. 27, 2016	Nov. 30, 2015	Nov. 30, 2018	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2019	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2020	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2022	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2023	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025
PGIM Jennison Financial Services Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Class A with sales charges
Accumulated Value			$ 9,450.22				$ 9,139.92			$ 11,658.94			$ 11,293.16			$ 13,073.03			$ 13,578.94			$ 18,590.01			$ 16,579.71			$ 17,417.68		$ 26,412.59		$ 26,669.38
PGIM Jennison Financial Services Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Class C with sales charges
Accumulated Value			10,000.00				9,600.44			12,161.69			11,688.56			13,440.91			13,862.68			18,829.27			16,659.11			17,360.04		26,124.76		26,134.83
PGIM Jennison Financial Services Fund-Class R
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000.00				9,658.83			12,292.55			11,869.29			13,700.17			14,202.13			19,380.95			17,239.14			18,062.71		27,317.97		27,504.16
PGIM Jennison Financial Services Fund-Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			10,000.00				9,697.11			12,408.80			12,052.93			14,003.09			14,594.35			20,030.79			17,914.31			18,872.32		28,703.05		29,070.02
PGIM Jennison Financial Services Fund-Class R6
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value	$ 10,000.00			$ 8,962.50				$ 10,418.95			$ 10,867.09			$ 14,914.60			$ 13,346.54			$ 14,074.73			$ 21,416.80			$ 21,691.81
PGIM Jennison Health Sciences Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Class A with sales charges
Accumulated Value			9,450.02				8,278.22			10,483.44			11,721.00			11,906.66			15,818.16			17,346.88			16,199.13			17,063.95		21,030.40		24,219.47
PGIM Jennison Health Sciences Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Class C with sales charges
Accumulated Value			10,000.00				8,700.80			10,941.43			12,148.33			12,259.54			16,173.55			17,594.12			16,297.65			17,021.97		20,806.45		23,756.07
PGIM Jennison Health Sciences Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000.00				8,742.62			11,050.51			12,311.73			12,450.58			16,481.68			18,015.26			16,760.79			17,601.74		21,608.66		24,804.82
PGIM Jennison Health Sciences Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			9,999.99				8,788.27			11,160.34			12,513.16			12,749.61			16,987.98			18,682.29			17,492.51			18,482.34		22,836.15		26,368.73
PGIM Jennison Health Sciences Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value		$ 10,000.02			$ 10,533.72				$ 13,390.58			$ 15,019.07			$ 15,308.40			$ 20,411.06			$ 22,464.50			$ 21,052.96			$ 22,265.45		$ 27,531.71		$ 31,815.76
PGIM JENNISON UTILITY FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name						Class A with sales charges
Accumulated Value			9,450.10				10,497.16			12,897.50			13,080.88			15,373.74			16,521.76			17,920.02			19,737.11			18,148.96		25,332.83		27,785.02
PGIM JENNISON UTILITY FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name						Class C with sales charges
Accumulated Value			10,000.00				11,025.47			13,457.56			13,548.25			15,796.23			16,856.76			18,158.44			19,827.49			18,099.52		25,069.95		27,275.34
PGIM JENNISON UTILITY FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000.00				11,085.94			13,596.06			13,742.36			16,110.13			17,260.02			18,681.98			20,515.15			18,812.88		26,192.44		28,638.69
PGIM JENNISON UTILITY FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			10,000.00				11,140.30			13,724.14			13,957.63			16,446.62			17,755.62			19,325.17			21,335.21			19,681.10		27,529.82		30,268.21
PGIM JENNISON UTILITY FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value	9,999.99			10,686.99				12,604.65			13,589.68			14,792.65			16,344.10			15,087.05			21,127.20			23,249.18
S&P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Index
Accumulated Value	10,000	10,000	10,000	9,935.275947072238	11,666.374444427416		10,868.871425004703	11,456.064856751353	14,277.390050480102	13,301.400317853919	13,365.329140858685	15,104.110953908305	14,071.60731288286	17,100.994986853733	17,416.09147177561	16,225.542891199439	15,595.597094588493	20,318.651978511156	18,929.686933659366	17,563.574353716816	25,997.80087434652	24,220.614243280925	23,511.839537312888	23,709.218562623784	22,088.477390470067	26,726.940157173467	26,701.03751511115	24,875.778250422314	35,743.89226770412	33,300.47146502019	40,631.65147530456	37,854.10778424253
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	10,000		10,000	9,941.38983635077			10,805.82157542127	11,542.944429497302		13,277.4924721916	13,557.916875154086		14,110.571716772745	17,343.42029450252		16,383.780122934231	15,746.074419194952		19,243.783972476238	17,925.302434388388		24,616.837274087025	24,000.396875119506		22,349.602621684317	27,600.345496554874		25,442.74691053909		34,065.59112077786		39,175.27236612245
S&P Composite 1500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Financials Index
Accumulated Value	10,000		10,000	9,240.628481242386			11,660.237841641383	10,475.884677791162		14,430.3640487492	9,904.184951921708		14,383.00102202847	13,721.064508106534		16,305.672317979042	13,479.924877295618		15,415.823996713325	13,433.033591620208		21,356.78165657425	19,608.47371942281		20,981.448792208434	20,503.284093644364		20,908.462694870712		30,520.510387293318		31,913.279131656902
S&P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Health Care Index
Accumulated Value		$ 10,000	10,000		$ 10,510.380602156694		9,861.503526849148		$ 13,067.338759861217	12,260.603316350083		$ 15,229.335820152488	14,289.125635582272		$ 16,196.6094004263	15,196.682857757542		$ 18,408.909983852842	17,272.403122486536		$ 22,023.225642493344	20,663.58256345898		$ 23,632.238157389456	22,173.25982358945		$ 22,553.953379667026	21,161.54487805498	$ 25,868.10311979688	24,271.089678372715	$ 28,024.19074678845	26,294.067393700192
S&P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Utilities Index
Accumulated Value	$ 10,000		$ 10,000	$ 11,190.649074120796			$ 11,321.294268732232	$ 13,119.114522735683		$ 14,190.536920641807	$ 13,540.76983691511		$ 14,447.892126460707	$ 14,635.016099287646		$ 16,937.672709039074	$ 16,383.134421795477		$ 17,482.05851306732	$ 14,857.858064538044		$ 18,894.805160185588	$ 20,301.37149166672		$ 21,151.745287661342	$ 22,857.8158912657		$ 19,182.50935445184		$ 26,210.45690809046		$ 29,511.001198958824